Supplement dated September 8, 2022 to Statutory Prospectuses and Updating Summary Prospectuses dated April 29, 2022
Product Name	Prospectus Form #/Date
RiverSource® Innovations Select Variable Annuity	PRO9002_12_A01_(4/22)/ USP9002_12_A01_(4/22)
RiverSource® Innovations Classic Select Variable Annuity	PRO9038_12_A01_(4/22)/ USP9038_12_A01_(4/22)
RiverSource® Signature One Select Variable Annuity	PRO9024_12_A01_(4/22)/ USP9024_12_A01_(4/22)
RiverSource® Signature Select Variable Annuity	PRO9025_12_A01_(4/22)/ USP9025_12_A01_(4/22)
RiverSource® FlexChoice Select Variable Annuity	PRO9001_12_A01_(4/22)/ USP9001_12_A01_(4/22)
RiverSource® Endeavor Select Variable Annuity	PRO9033_12_A01_(4/22)/ USP9033_12_A01_(4/22)
RiverSource® Builder Select Variable Annuity	PRO9000_12_A01_(4/22)/ USP9000_12_A01_(4/22)
RiverSource® AccessChoice Select Variable Annuity	PRO9032_12_A01_(4/22)/ USP9032_12_A01_(4/22)
Evergreen Pathways Select Variable Annuity	PRO9029_12_A01_(4/22)/ USP9029_12_A01_(4/22)
Evergreen New Solutions Select Variable Annuity	PRO9027_12_A01_(4/22)/ USP9027_12_A01_(4/22)
Wells Fargo Advantage Select Variable Annuity	PRO9055_12_A01_(4/22)/ USP9055_12_A01_(4/22)
Wells Fargo Advantage Choice Select Variable Annuity	PRO9053_12_A01_(4/22)/ USP9053_12_A01_(4/22)
The purpose of this supplement is to announce the underlying fund changes. This supplement must be preceded or accompanied by the Updating Summary Prospectus or Statutory Prospectus (the “Prospectus”) for your Contract, as supplemented. Except as modified in this supplement, all other terms and information in the Prospectus remain in effect and unchanged.
The following fund information in the APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Putnam VT Small Cap Value Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.	1.00%	39.90%	9.31%	12.45%
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9000-0001_(09/22)